Summary of Significant Accounting Policies (Details Narrative) - USD ($)	6 Months Ended
	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Cash	$ 0	$ 0	$ 0	$ 3,027
Prepaid rental expenses		$ 5,000
Minimum [Member]
Capitalization of assets amount	$ 1,000